Exhibit 99.35

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
6000065790	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065791	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065792	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065793	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065794	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065795	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065796	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065798	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065799	XXXXXXX	XXXXX	XXX	3	2	1	1	3	1	2	1
6000065800	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065801	XXXXXXX	XXXXX	XXX	1	1	1	1	1	1	1	1
6000065802	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The final Loan Application is incomplete (page 34).  The Loan Application does not reflect the borrower's monthly income from self-employment. The Gross monthly income section is blank.

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment received shows the coverage amount of $XXX, the actual coverage required is $XXX.

*** (CURED) Verification of Rent - EV R
COMMENT:   The Loan Application (page 34) shows that the borrower has a monthly rental expense of $XXX. The Fannie Mae DU (page 8) states that the amount of monthly rental expense must be verified and documented by acceptable means. There is no documentation in the loan file documenting the borrower's monthly housing expense.

*** (CURED) Submission to DU data is not supported - EV R
COMMENT:   The Loan Application (pages 38 through 40) show that the borrower has a total of 7 rental properties and that rental income is being utilized to offset the mortgage payments on each of these properties. Similarly, The Fannie Mae DU (pages 11 and 12) show that rental income is being utilized to offset the mortgages on each of these properties. The XXXX 1040 schedule E(page 224) does not reflect rental income for any of the properties on the loan application and the loan file does not contain lease agreements for any of the properties.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The Fannie Mae DU reflects a DTI ratio of 49.14% (page 6). Unable to assess a DTI ratio based on all of the following:

The Loan Application (pages 38 through 40) show that the borrower has a total of 7 rental properties and that rental income is being utilized to offset the mortgage payments on each of these properties. Similarly, The Fannie Mae DU (pages 11 and 12) show that rental income is being utilized to offset the mortgages on each of these properties. The XXXX 1040 schedule E(page 224) does not reflect rental income for any of the properties on the loan application and the loan file does not contain lease agreements for any of the properties.

The loan file is missing the Complete XXXX 1120 Corporate Return for the borrower's corporation (page 409) (Says Extension Granted toXX/XX/XXXX (see page 409). The loan file is also missing a P&L for XXXX for the 1120 entity.  In addition, the loan file is missing the Complete XXXX 1120S Corporate Return for the borrowers other business and the XXXX K1. (Says Extension Granted toXX/XX/XXXX (see page 423). The XXXX 1120S is located on page 364. The XXXX K1 is on page 371. The loan file is missing a P&L for XXX for the Sub Chapter S business.  The loan file is also missing the XXXX W2's from the Subchapter S Corporation.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Loan Application (page 42), and all other the Legal Documents, including the Deed Of Trust (page 783) and the Note (page 766) were signed by another individual as "Attorney in Fact." The loan file is missing the Power of Attorney and accompanying documentation.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the Complete XXXX 1120 Corporate Return for the borrower's corporation (page 409) (Says Extension Granted toXX/XX/XXXX (see page 409). The loan file is also missing a P&L forXXXX for the 1120 entity.  In addition, the loan file is missing the Complete XXXX 1120S Corporate Return for the borrowers other business and theXXXX K1. (Says Extension Granted toXX/XX/XXXX (see page 423). TheXXXX 1120S is located on page 364. TheXXXX K1 is on page 371. The loan file is missing a P&L forXXXX for the Sub chapter S business.  The loan file is also missing theXXXX W2's from the Subchapter S Corporation.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The 1008 Transmittal Summary (page 5) indicates that there was a decline of revenue in the borrower's business forXXXX as there was a sale of a product line of business. There is noXXXX P&L statement in the loan file. The impact of the sale of one of the borrower's lines of business cannot be evaluated without theXXXX income documentation.

*** (CURED) Title Issue - EV R
COMMENT:   Missing the title search/commitment for the subject property. The preliminary title (pages 595), is not for the subject property, but for one of the borrower's other investment properties.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT:   1) The Mortgage Statement page 80 shows that P&I for one of the investment properties = $XXX + HO Insurance (page 88) $XXX/XX = $XXX. Missing the annual real estate tax figure for this property. In addition, the Loan Application reflects 2 outstanding mortgages in the amounts of $XXXX and $XXX (page 38). Unclear if one mortgage paid off the other, or does borrower have 2 outstanding mortgages.
2) There is a recently refinanced new mortgage which is missing proof of P&I + The insurance is on (page 96) $XXX/XX = $XXX  + the taxes are on (page XXX) $XXX/XX = $XXX.
3) The Mortgage Statement on page 86 shows that P&I on one of the investment properties = $XXX. The loan file is missing tax information for this property. Page (110) doesn’t show tax amount. The insurance is documented on page 92 ($XXX/12) = $147.2. In addition, the loan application reflects 2 mortgages open on this property ($XXX) and ($XXX).
4) The Loan Appl shows 2 Mortgages (page 39) on one of the Investment properties $XXX + $XXX (balances $XXX) and ($XXX). Need clarification if there are 2 outstanding mortgages or did one mortgage payoff the other.
5) The loan Application page 39 reflects 2 open Mortgages of $XXX and $XXX for the same property. There is no explanation for 2 mortgages for the same loan amount.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065803	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   A copy of the title commitment reflecting the minimum required amount of lender coverage for the subject transaction is not found in the file.  A copy of this required document must be uploaded to the loan file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   DU submission 12 is outdated due to inaccurate loan amount and excluded debts not documented as required. Subject loan amount is $XXX, not $XXX.  Also the file does not include supporting documentation evidencing the pay-off and account closures for XXXX $XXX; XXXX $XXX; XXXX $XXX; XXXX Card $XXX and XXXX $XXX.  Copies of these required documents must be uploaded to the file and the DU findings rerun.  DU submission 12 is invalid and must be updated and the findings rerun.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI ratio for the subject loan based on the is review is 52.8% which exceeds the DTI ratio per DU subject 12 by more than 3%.  DU submission 12 is invalid and must be updated and the findings rerun.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   No income information, including VOE's were provided. Only financial docs on file areXXXX tax return andXXXX W2.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065804	XXXXXXX	XXXXX	XXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Amount of title insurance is less than mortgage amount.  Final policy must cover the loan amount.

*** (CURED) Missing Documentation - EV R
														COMMENT: Missing documentation for the new loan with Sun Trust for the property located at XXXX
6000065805	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Missing Operating Income Statement. Single Family Comparable Rent Schedule, page 449.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraised value within 10%
6000065806	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Occupancy per the Appraisal is “owner,” page 198 and does not include an Operating Income or a Comparable Rent Schedule. The file documents support this is an Investment property.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final DTI can not be determined as the loan file only contains a joint credit bureau that pre dates the application and the application is for an individual.   Lender has excluded XXXX Auto Lease, and XXXX monthly payments from liabilities of current borrower; however nothing in file validates this is accurate as they appear on the joint bureau.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file did not contain validation of HOI premium for two rental properties at XXXX AND XXX to determine final DTI.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
														COMMENT: The final DTI can not be determined as the loan file only contains a joint credit bureau that pre dates the application and the application is for an individual. Lender has excluded XXXX Auto Lease, and XXXX monthly payments from liabilities of current borrower; however nothing in file validates this is accurate as they appear on the joint bureau.
6000065807	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065808	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065286	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065287	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065288	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance
6000065289	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Asset document has expired - EV R
COMMENT:   The loan file contains 3 separate accounts with the total assets of $6,259.90; however, the LP in file required $13,825.32. The Loan Application (page 48) reflected a 401 K XXX.  in the amount of $31,543.00 which was not documented in the loan file.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $207,438.78. The disclosed finance charge of $207,289.51 is not considered accurate because it is understated by more than $100.  The loan is understated by -$149.27. The following fees were included in the calculation: Points-Loan Discount Fee $$4,636.80, Prepaid Interest $643.23, Processing Fee $695, Tax Service Fee $60, Title - Closing Protection Letter $125, $Title Notary Fee $150, Underwriting Fee $300. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file contains a Mortgage Statement (page 144) for a property not listed on the Loan Application - XXX The names of the persons on the Mortgage Statement are not on the loan application.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065290	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Assets were not documented and verified with two months of statements.  Bank statements are not in the current loan file.  Assets and reserves were required on this loan.

*** (CURED) DTI > 60% - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Assets were not documented and verified with two months of statements.  Bank statements are not in the current loan file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   For the self-employed income for qualifying purposes, the income may be supported by personal and business tax returns covering the most recent one-year period (including all tax schedules), provided the tax returns reflect at least 12 months of self-employment income and the Cash Flow Analysis (Form 1084) or equivalent has been completed. Otherwise, lenders must obtain personal and business tax returns covering the most recent two-year period.  The file does not contain K1 documents for either year, 2020, 2019.

Also, rental income may not be provided on the loan and used in qualifying if the borrower does not own a principle residence and does not have a current housing expense.  The 1003 (page 92) states neither borrower has a primary residence expense, thus unclear if this is typo as other docs in the file indicate a housing payment for the primary residence.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065292	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The AUS required assets in the amount of $159,930 to be verified.  The assets in the loan file total $60,006.78 which is short $99,923.22.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Income documentation is incomplete for the bonus being used for qualification.  Missing breakdown for 2 prior years as required by AUS

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the VOM for the XXX account that is listed as the mortgage holder for the primary residence and is not reporting on credit.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Title work is missing from the file.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065293	XXXXXXX	XXXXX	XXX	3	2	3	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Only 1 bank statement for XXX was provided. We should have at least 2 months bank statements. Also, per 1003, borrower has another XXX account with assets, but that was not provided in the file. Will need 2 months bank statements for that account as well.

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $15,161.31, which exceeds 3 percent of the total loan amount of $XXXXX.  The following fees were included in the calculation: Points - Loan Discount Fee $15,161.31. If Discount Points are bona fide and excludable, providing the PAR (undiscounted) rate may cure the violation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065294	XXXXXXX	XXXXX	XXX	3	2	1	3	3	1	2	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the lender credits that cannot decrease test ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test), any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the discount points and the decrease to the lender credits on CD XX/XX/XXXX did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $338 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).
If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX signed at consummation and PCCD issued XX/XX/XXXX. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.  If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
6000065295	XXXXXXX	XXXXX	XXX	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the discount points on CD XX/XX/XXXX was not accepted because the change was not disclosed within 3-business days. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX. A cost to cure in the amount of $2146.99 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing HOA statement for primary residence

*** (CURED) Employment Information Incomplete - EV R
COMMENT:   Missing verbal verification of employment within 10 days of closing

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
COMMENT:   Title policy does not show the borrower as the owner of property.  Missing documentation to support the refinance to the borrower

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065296	XXXXXXX	XXXXX	XXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points- Loan Discount Fee. A cost to cure in the amount of $382.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
6000065297	XXXXXXX	XXXXX	XXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided:  Appraisal Fee- $1,500.00,. A cost to cure in the amount of $865 is required.  The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Loan Application (page 72) reflects under "other monthly liabilities" 2 payments of $401.51 and $326 they are listed in section 2d.  Clarification of what these debts are to ensure they are not child support or alimony is not in the loan file. Clarification of these expenses to determine necessary documentation was not in the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The written Verification of Employment (page 169) shows that the borrowers position is President and CEO. Per XXX borrower is owner of business.  The AUS reflects employment was not submitted as a self employed individual.  The AUS therefore does not reflect income documentation necessary for this loan.

*** (CURED) Missing Doc - EV R
COMMENT:   The Credit Report (page 97) shows that the P&I for the borrower's Second Home as $1,161 + Insur for interior (p 268) $814.12/12 = $67.84. The loan file is missing validation of taxes and HOA for this property.  The Loan was reviewed utilizing the Taxes/Insurance from the Loan Application of $325.78.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
6000065299	XXXXXXX	XXXXX	XXX	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $706.64 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #3 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of discount points on CD XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $367.36 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file does not include copies of current mortgage loan statements for XXX account #s: XXXX and XXXX.  Copies of these required documents must be uploaded to the file.

*** (CURED) Credit report incomplete - EV R
COMMENT:   The final 1003 includes a debt toXXX but the credit report does not reflect a history for that account.  Either a credit supplement or front and back copies of the most recent 12 months canceled checks reflecting payment history for that account must be uploaded to the file.

*** (CURED) DTI > 60% - EV R
COMMENT:   The file does not include either a copy of the borrowersXXXX form 1040 personal tax (a copy of theXXXX form 1040 tax transcript is found on page 320) or form 1120S business tax return, along with those respective supporting documents for those tax returns.  Also the supporting schedules for theXXXX andXXXX forms 1120S are not found in the file.  Lastly, the file does not include a copy of theXXXX year-end P&L statement for the borrowers business.  Copies of these required documents must be uploaded to the loan file and qualifying income will be calculated afterwards.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   DTI based onXXXX personal and business returns is 49.8%.  DU AUS approval is at 29.81%.  Current DTI exceeds approval.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Updated Finding:  The loan was approved AUS DU with a max DTI of 29.81.  Upon receipt of all income documentation, the borrowers' DTI is 49.8%. Income breakdown is $3,434,92 for each borrower in self employed income based onXXXX tax returns.  Rental income with new mortgage obligation on subject is $2,526.87.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The subject is vested in vested in XXX.  The file does not include any supporting documentation indicating how the borrowers are affiliated with that entity.  Copies of the charter, operating agreement/resolution specifying the borrowers are eligible to mortgage the subject property must be uploaded to the file.

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The file does not include copies of current mortgage loan statements for XXXl, for the primary residence (must itemize escrow for taxes and insurance or copies of these current documents are also required).

*** (CURED) Missing Documentation - EV R
COMMENT:   The file does not include any evidence that a self-employed VOE was performed for the borrowers business enterprise.  Copies of these required documents must be uploaded to the file.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The file does not include a letter from the borrowers business accounting indicating whether or not there is any negative impact to the business cash flow, in the event those account funds are required to pay REO mortgage loan payments.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The file does not include either a copy of the borrowersXXXX form 1040 personal tax (a copy of theXXXX form 1040 tax transcript is found on page 320) or form 1120S business tax return, along with those respective supporting documents for those tax returns.  Also the supporting schedules for theXXXX andXXXX forms 1120S are not found in the file.  Lastly, the file does not include a copy of theXXXX year-end P&L statement for the borrowers business.  Copies of these required documents must be uploaded to the loan file and qualifying income will be calculated afterwards.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   The file does not include any evidence that a self-employed VOE was performed for the borrowers business enterprise.  Copies of these required documents must be uploaded to the file.

*** (CURED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV R
COMMENT:   C/O letter missing. QC to review

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065300	XXXXXXX	XXXXX	XXX	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title - Recording Service Fee- $15.00, Title- Notary Fee-$250.00, Title- Settlement or Closing Fee- $685.00, Title- Title Insurance Fee- $550.00, Recording Fee- $425.00 (XX/XX/XXXX).  A cost to cure in the amount of $588.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The loan was approved with 12.26% DTI.  The borrowers' tax and insurance for primary residence were not included, nor was the loan taken out XX/XX/XXXX included (P 465, 475).

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 in the file is incomplete. Section VIII Declarations is not completed for the Co-Borrower for question J, "Are you a U.S. citizen?", or question K, "Are you a permanent resident alien?". Provide updated 1003.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The file does not containXXXX earnings documentation for borrower employers, XXX andXXX. In addition, the borrower was credited with $383.33 income for XXX Corp. YTD income documentation in not in file.  There are W2's in the file (P 79,96).  However, the W2s are in the name of co-borrower, not the borrower.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   Per fraud report (pg 465, 475), the borrowers refinanced primary residence on XX/XX/XXXX with XXX, in the amount of $822,375. The subject loan closed XX/XX/XXXX, and was approved without a mortgage payment for primary residence.  In addition, the file does not contain taxes and insurance documentation for the primary residence.  Provide full PITI payment for primary residence.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT:   Per fraud report (pg 465, 474), the borrowers refinanced primary residence on XX/XX/XXXX with XXX, in the amount of $822,375. The subject loan closed XX/XX/XXXX, and was approved without a mortgage payment for primary residence.  In addition, the file does not contain taxes and insurance documentation for the primary residence.  Provide full PITI payment for primary residence.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: The file does not contain verifications of employment for Borrower's two employers XXX orXXX. The file does not contain verification of employment for the co-borrower's self employment, insurance sales. In addition, XXX, which the borrower was credited with $381 monthly income, does not have verification of employment in the file. The file does contain W2''s (p 79, 96) but the W2's are in the name of the co-borrower.
6000065301	XXXXXXX	XXXXX	XXX	3	1	3	1	3	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   AUS provided states a DTI of 31%, however both our calculations as well as the 1008 state a DTI of 49%. We need an updated AUS.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of 4.236, which is an increase from the previous CD issued on XX/XX/XXXX with APR of 3.605. The APR difference is 0.631% which is above the allowable tolerance (0.125%). The Revised CD issued on XX/XX/XXXX and signed XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
6000065302	XXXXXXX	XXXXX	XXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Missing mortgage statement for XXX & XXXn to verify monthly PITI. Missing HOI & property tax information for XXX property. Missing property tax information for XXX property. Missing rental lease information for XXXX property.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   HOI is missing from the loan file. Unable to determine if the mortgagee clause is correct.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   Mortgage document and the 1-4 family rider wee missing from the loan file.

*** (CURED) Mortgage missing / unexecuted - EV R
														COMMENT: Mortgage document is missing from the loan file.
6000065303	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the following properties documentation; XXX missing insurance on page 162, XXX missing insurance amount,  The loan application reflects the following properties however no documentation was found in file: XXX ($316,875 with a payment of $2,098 and XXXwith $292,500 and a payment of $2,033.33. Also  only a hoa was confirmed for the primary property(XXX), missing taxes and insurance documentation.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065304	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing all PITIA docs for investment properties, along with documentation to support the rental income being used for each properties

*** (CURED) Verification of Rent - EV R
COMMENT:   The Loan Application (page 34) shows that the borrower has a monthly rental expense of $2,442.90. The Fannie Mae DU (page 8) states that the amount of monthly rental expense must be verified and documented by acceptable means. There is no documentation in the loan file documenting the borrower's monthly housing expense.

*** (CURED) DTI > 60% - EV R
COMMENT:   Due to missing PITI docs for all investment properties, only able to use 75% of the stated gross income. Due to this it is far over the acceptable DTI%

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Due to missing PITI docs for all investment properties, only able to use 75% of the stated gross income. Due to this it is far over the acceptable DTI%

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Due to missing PITI docs for all investment properties, only able to use 75% of the stated gross income. Due to this it is far over the acceptable DTI%

*** (CURED) Employment Information Incomplete - EV R
COMMENT:   Verbal verification of employment is missing from the file.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing K-1s for XXX

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065305	XXXXXXX	XXXXX	XXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing verification of mortgage for the XXXX account with a balance of 469975.00 required by AUS
File also missing HOI and Tax information for the properties located at XXX

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $24,581.06, which exceeds 3 percent of the total loan amount of $399,441.30. The following fees were included in the calculation: Points - Loan Discount Fee paid by Borrower: $23,586.06
														Processing Fee paid by Borrower: $695.00, Underwriting Fee paid by Borrower: $300.00. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
6000065306	XXXXXXX	XXXXX	XXX	3	2	3	1	3	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT: The tax returns in file, under schedule C show the borrower electrical business is being run from the subject property; however the borrower indicates that his primary residence is XXX Clarification of business reflecting the subject address is not in the loan file. The borrowers primary address on both years tax returns is XXX, only business address is the subject property.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan approval called for a rent free letter, the loan file did not contain a copy of the rent free letter for borrowers primary residence.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The file is missing evidence that shows a copy of the appraisal report was provided to the consumer at least 3 business days prior to the consummation date, XX/XX/XXXX. If the consumer waived its rights, evidence that report was provided at or prior to consummation is required.

*** (CURED) Property Issues indicated - EV R
														COMMENT: The appraisal in file indicates property is Vacant; however photos attached to appraisal show each room with personal belongings.
6000065307	XXXXXXX	XXXXX	XXX	3	1	3	3	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The hazard insurance declaration/verification was not located in the file, for the subject property.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000065308	XXXXXXX	XXXXX	XXX	3	2	1	3	1	1	2	1			*** (CURED) Stated property value not supported. Secondary value required. - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance
6000060783	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
6000060836	XXXXXXX	XXXXX	XXX	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraised value within 10%